Quarterly Report
March 31, 2021
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 2.7%
Honeywell International, Inc.	5,010	$1,087,521
L3Harris Technologies, Inc.	2,357	477,717
Northrop Grumman Corp.	1,346	435,619
Raytheon Technologies Corp.	8,030	620,478
		$2,621,335
Alcoholic Beverages – 1.7%
China Resources Beer Holdings Co. Ltd.	40,000	$314,311
Constellation Brands, Inc., “A”	2,116	482,448
Diageo PLC	14,652	603,856
Kweichow Moutai Co. Ltd., “A”	900	276,627
		$1,677,242
Apparel Manufacturers – 2.8%
Adidas AG	1,968	$614,356
Burberry Group PLC (a)	13,891	363,565
LVMH Moet Hennessy Louis Vuitton SE	1,397	930,697
NIKE, Inc., “B”	5,990	796,011
		$2,704,629
Biotechnology – 0.4%
Illumina, Inc. (a)	1,110	$426,307
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	20,408	$1,330,193
Euronext N.V.	7,981	803,966
		$2,134,159
Business Services – 3.7%
Accenture PLC, “A”	2,182	$602,778
Fidelity National Information Services, Inc.	6,964	979,208
Fiserv, Inc. (a)	8,850	1,053,504
Global Payments, Inc.	4,654	938,153
		$3,573,643
Cable TV – 0.9%
Comcast Corp., “A”	15,048	$814,247
Chemicals – 0.4%
FMC Corp.	3,509	$388,130
Computer Software – 8.4%
Adobe Systems, Inc. (a)	3,061	$1,455,108
Atlassian Corp. PLC, “A” (a)	1,804	380,211
Cadence Design Systems, Inc. (a)	5,967	817,419
Microsoft Corp. (s)	16,887	3,981,448
salesforce.com, inc. (a)	6,776	1,435,631
		$8,069,817
Computer Software - Systems – 2.9%
Apple, Inc.	11,361	$1,387,746
Constellation Software, Inc.	605	844,911
EPAM Systems, Inc. (a)	1,429	566,870
		$2,799,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.8%
Masco Corp.	7,951	$476,265
Otis Worldwide Corp.	6,999	479,082
Sherwin-Williams Co.	768	566,792
Techtronic Industries Co. Ltd.	36,500	627,441
Vulcan Materials Co.	2,943	496,631
		$2,646,211
Consumer Products – 0.8%
Colgate-Palmolive Co.	5,023	$395,963
Kao Corp.	5,900	390,850
		$786,813
Consumer Services – 0.7%
51job, Inc., ADR (a)	3,021	$189,114
Naspers Ltd.	1,997	477,834
		$666,948
Electrical Equipment – 2.2%
Johnson Controls International PLC	10,084	$601,712
Schneider Electric SE	7,376	1,126,641
TE Connectivity Ltd.	3,297	425,676
		$2,154,029
Electronics – 4.4%
Applied Materials, Inc.	5,801	$775,014
Lam Research Corp.	732	435,716
NXP Semiconductors N.V.	5,475	1,102,336
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	1,871,407
		$4,184,473
Energy - Independent – 1.2%
ConocoPhillips	11,494	$608,837
Oil Search Ltd.	75,677	234,978
Valero Energy Corp.	4,123	295,207
		$1,139,022
Energy - Integrated – 0.5%
Galp Energia SGPS S.A., “B”	40,340	$469,283
Food & Beverages – 2.5%
Danone S.A.	4,738	$325,041
Mondelez International, Inc.	9,630	563,644
Nestle S.A.	7,870	877,136
PepsiCo, Inc.	4,255	601,870
		$2,367,691
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	7,071	$960,454
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	3,585	$766,300
General Merchandise – 0.7%
Dollar General Corp.	3,543	$717,883
Health Maintenance Organizations – 1.1%
Cigna Corp.	4,511	$1,090,489

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.6%
AIA Group Ltd.	113,000	$1,374,702
Aon PLC	5,276	1,214,060
Chubb Ltd.	5,594	883,684
		$3,472,446
Internet – 7.4%
Alphabet, Inc., “A” (a)(s)	844	$1,740,767
Facebook, Inc., “A” (a)	6,150	1,811,359
NAVER Corp.	2,886	965,294
NetEase.com, Inc., ADR	6,741	696,076
Tencent Holdings Ltd.	23,500	1,852,669
		$7,066,165
Leisure & Toys – 0.7%
Electronic Arts, Inc.	4,988	$675,226
Machinery & Tools – 3.8%
GEA Group AG	9,320	$381,988
Ingersoll Rand, Inc. (a)	14,090	693,369
Kubota Corp.	23,200	529,779
Roper Technologies, Inc.	1,969	794,177
Schindler Holding AG	1,583	464,943
SMC Corp.	700	408,417
Trane Technologies PLC	2,178	360,590
		$3,633,263
Major Banks – 3.4%
BNP Paribas	22,976	$1,397,852
Goldman Sachs Group, Inc.	4,186	1,368,822
Mitsubishi UFJ Financial Group, Inc. (l)	95,900	511,727
		$3,278,401
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	4,205	$825,736
Medical Equipment – 3.9%
Becton, Dickinson and Co.	2,819	$685,440
Boston Scientific Corp. (a)	25,607	989,710
Danaher Corp.	4,561	1,026,590
Medtronic PLC	8,438	996,781
		$3,698,521
Metals & Mining – 0.2%
Howmet Aerospace, Inc. (a)	6,434	$206,724
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	98,000	$544,827
Natural Gas - Pipeline – 0.4%
TC Energy Corp. (l)	9,146	$419,274
Network & Telecom – 0.6%
Equinix, Inc., REIT	883	$600,078
Other Banks & Diversified Financials – 6.2%
HDFC Bank Ltd. (a)	51,426	$1,046,568
Julius Baer Group Ltd.	19,422	1,241,989
KBC Group N.V.	6,342	461,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd.	5,852	$679,312
Truist Financial Corp.	19,942	1,163,017
Visa, Inc., “A”	6,239	1,320,984
		$5,912,980
Pharmaceuticals – 4.9%
Bayer AG	7,583	$479,844
Johnson & Johnson	6,282	1,032,447
Merck & Co., Inc.	11,362	875,896
Roche Holding AG	3,937	1,272,345
Santen Pharmaceutical Co. Ltd.	33,700	464,606
Zoetis, Inc.	3,986	627,715
		$4,752,853
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	6,764	$587,930
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	1,609	$610,278
Real Estate – 1.5%
LEG Immobilien AG	6,472	$851,262
STORE Capital Corp., REIT	16,503	552,851
		$1,404,113
Restaurants – 1.5%
Starbucks Corp.	6,672	$729,049
Yum China Holdings, Inc.	11,203	663,330
		$1,392,379
Specialty Chemicals – 4.5%
Air Products & Chemicals, Inc.	1,620	$455,771
Akzo Nobel N.V.	4,224	471,968
Axalta Coating Systems Ltd. (a)	16,863	498,807
Croda International PLC	6,931	606,556
DuPont de Nemours, Inc.	8,170	631,378
Linde PLC	3,430	960,942
Sika AG	2,476	707,316
		$4,332,738
Specialty Stores – 2.9%
Amazon.com, Inc. (a)(s)	898	$2,778,484
Telecommunications - Wireless – 1.9%
Advanced Info Service Public Co. Ltd.	68,200	$378,646
Cellnex Telecom S.A.	5,448	313,694
KDDI Corp.	16,500	506,998
SBA Communications Corp., REIT	167	46,351
T-Mobile USA, Inc. (a)	4,527	567,188
		$1,812,877
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	28,282	$453,715
Tobacco – 0.6%
British American Tobacco PLC	7,793	$298,022
Philip Morris International, Inc.	3,486	309,348
		$607,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.4%
CLP Holdings Ltd.	55,000	$534,146
Iberdrola S.A.	54,700	704,651
NextEra Energy, Inc.	11,241	849,932
Orsted A/S (Kingdom of Denmark)	3,620	584,667
Southern Co.	9,706	603,325
		$3,276,721
Total Common Stocks		$95,501,731
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	277,340	$277,340

Other Assets, Less Liabilities – 0.3%		288,573
Net Assets – 100.0%		$96,067,644
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $277,340 and $95,501,731, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2021, the fund had cash collateral of $2,590 and other liquid securities with an aggregate value of $556,073 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,998,844	$—	$—	$57,998,844
France	4,584,197	—	—	4,584,197
Switzerland	4,563,729	—	—	4,563,729
China	1,548,520	2,988,434	—	4,536,954
Japan	—	2,812,377	—	2,812,377
Hong Kong	534,146	2,002,143	—	2,536,289
Germany	2,327,450	—	—	2,327,450
Netherlands	2,162,234	—	—	2,162,234
Canada	1,874,463	—	—	1,874,463
Other Countries	7,608,301	4,496,893	—	12,105,194
Mutual Funds	277,340	—	—	277,340
Total	$83,479,224	$12,299,847	$—	$95,779,071
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $465,602. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $493,236.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$365,105	$3,365,157	$3,452,922	$—	$—	$277,340
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$104	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	61.0%
France	4.8%
Switzerland	4.8%
China	4.7%
Japan	2.9%
Hong Kong	2.6%
Germany	2.4%
Netherlands	2.3%
Canada	2.0%
Other Countries	12.5%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.